LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LEASE OBLIGATIONS
LEASE OBLIGATIONS

NOTE 11: LEASE OBLIGATIONS

In April 2021, the Company entered into a lease agreement for operating space in Los Angeles, California. The lease expires in June 2023 and has monthly base rent payments of $17,257. The lease required a $19,500 deposit.

H&J leases office and showroom facilities in Dallas and Houston, Texas, and New Orleans, Louisiana. The leases expire at various dates through June 2022 with base rents ranging from $3,400 to $6,500.

Stateside leases office and showroom facilities in Los Angeles, California. The leases expire at various dates through November 2021 with base rents ranging from $3,100 to $9,000.

Total rent expense for the three months ended September 30, 2021 and 2020 was $246,103 and $106,702, and $551,944 and $570,051 for the nine months ended September 30, 2021 and 2020, respectively.

NOTE 12: LEASE OBLIGATIONS

In January 2018, the Company entered into a lease agreement requiring base rent payments of $14,500 per month for a 36-month term. The lease required a $43,500 deposit. The Company terminated its lease agreement in February 2020. The Company received $73,500 from the landlord, which included $43,500 from the security deposit and two-thirds of the brokerage commission payable for the sub-lease agreement.

Bailey leases facilities under operating leases with unrelated parties that expire at various dates through February 2029, however in July 2020 Bailey negotiated the early termination of the leases on two of its retail locations. The third lease was vacated and no additional liability is expected. Total minimum lease payments under the operating leases is $442,253 in 2021, $455,521 in 2022, $456,202 and $76,290 in 2023.

Total rent expense for the year ended December 31, 2020 and 2019 was $541,146 and $210,352, respectively.